Fair Value Measurements - Schedule of the changes in the fair value of financial instruments (FY) (Details) - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022
Fair Value Measurements (Details) - Schedule of the changes in the fair value of financial instruments [Line Items]
Change in fair value of warrant liabilities	$ (1,074,374)			$ (597,567)	$ (6,246,897)
Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of the changes in the fair value of financial instruments [Line Items]
Fair value beginning	883,952				3,086,701
Initial measurement at December 22, 2021				3,349,813
Change in fair value of warrant liabilities				(263,112)
Fair value ending	415,149			3,086,701	415,149
Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of the changes in the fair value of financial instruments [Line Items]
Fair value beginning					3,890,177
Initial measurement at December 22, 2021				4,204,248
Change in fair value of warrant liabilities				(314,071)
Fair value ending				3,890,177
Representative's Warrants [Member]
Fair Value Measurements (Details) - Schedule of the changes in the fair value of financial instruments [Line Items]
Fair value beginning	68,484				239,144
Initial measurement at December 22, 2021				259,528
Change in fair value of warrant liabilities				(20,384)
Fair value ending	32,163			239,144	32,163
Warrant liability [Member]
Fair Value Measurements (Details) - Schedule of the changes in the fair value of financial instruments [Line Items]
Fair value beginning	952,436				7,216,022
Initial measurement at December 22, 2021				7,813,589
Change in fair value of warrant liabilities				(597,567)
Fair value ending	$ 447,312			$ 7,216,022	$ 447,312